9. Trade receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables Details 2Abstract
Balance at beginning of the year	R$ 1,067,973	R$ 1,068,747	R$ 977,758
Private sector /government entities	61,315	75,973	144,217
Recoveries	(29,846)	(76,747)	(25,272)
Net additions for the year	31,469	(774)	118,945
Write-offs of accounts receivable during the year	0	0	(27,956)
Balance at end of the year	R$ 1,099,442	R$ 1,067,973	R$ 1,068,747